Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 155,737	¥ 179,741
Current		82,796,353	83,481,599
Total	[1]	82,952,090	83,661,340
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		128,542	137,078
Current		54,280,602	58,523,436
Total		54,409,144	58,660,514
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,759	9,092
Current		9,548,387	8,147,249
Total		9,558,146	8,156,341
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		33,156	30,748
Current		8,921,667	8,070,920
Total		8,954,823	8,101,668
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		4,323	8,170
Current		5,109,063	5,015,848
Total		5,113,386	5,024,018
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,897	9,426
Current		5,152,370	5,103,247
Total		5,163,267	5,112,673
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,738	2,823
Current		3,619,392	3,562,046
Total		3,622,130	3,564,869
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		493	1,301
Current		4,302,738	4,470,122
Total		4,303,231	4,471,423
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		2,358,904	8,882,125
Total		2,358,904	8,882,125
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		59	82
Current		5,477,393	5,018,305
Total	[2]	5,477,452	5,018,387
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		67,117	75,436
Current		9,790,688	10,253,574
Total		9,857,805	10,329,010
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	27,195	42,663
Current	[3]	28,515,751	24,958,163
Total	[3]	28,542,946	25,000,826
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		9,126,392	7,465,140
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		296,872	302,891
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		33,642	38,759
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,974	37,862
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,210	585
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,010	1,641
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		633	1,977
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,614	1,704
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		363	356
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		3
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2	33
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		27,139	31,566
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	668	897
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,142	17,997
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		14,931	17,547
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		513	470
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,054	474
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		196	1,142
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,415	1,083
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		256	639
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		484	1,301
60-89 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			12
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,013	12,426
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	211	450
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		106,953	122,985
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		80,637	81,669
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,036	8,037
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		31,092	28,633
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		3,494	5,051
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,868	6,639
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,119	1,828
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		57	37
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28,965	31,444
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	¥ 26,316	¥ 41,316

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.